Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Major Components of Income Tax Expense

The major components of income tax expense for the year ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Current tax:
Current income tax (expense)/benefit	(3,250)	1,887	(1,442)
Adjustments in respect of income tax of previous years	1,724	(120)	(141)
	(1,526)	1,767	(1,583)
Deferred tax:
Relating to origination and reversal of temporary differences	6,353	888	(828)
	6,353	888	(828)
Income tax benefit/(expense) reported in the consolidated statement of operations	4,827	2,655	(2,411)

Summary of Reconciliation of Tax Benefit/(Expense) and Accounting Loss

Reconciliation of tax benefit/(expense) and the accounting loss multiplied by Sweden’s corporate tax rate:

	2022	2021	2020
Accounting loss before tax	(397,394)	(215,048)	(57,950)
At Sweden’s corporate income tax rate of 20.6%	81,863	44,300	12,401
Effect of tax rates in foreign jurisdictions	(803)	(835)	(1,229)
Non-taxable income	7	26	—
Non-deductible costs	(8,978)	(2,738)	(3,141)
Adjustments in respect of income tax of previous years	1,724	(120)	(141)
Change in unrecognized deferred taxes	(69,219)	(38,915)	(10,373)
Tax effect of changes in tax rates	112	(13)	(439)
Other	121	950	511
Income tax benefit/(expense)	4,827	2,655	(2,411)

Summary of Deferred Tax

Deferred tax relates to the following:

	2022	2021
Property, plant and equipment	(11,976)	(36,642)
Tax losses carried forward	4,533	27,792
Leases	1,965	930
Share-based compensation	319	282
Accrued expenses	1,438	1,280
Deferred tax credits	766	1,822
Accrued interest	1,798	96
Loss allowances for financial assets	289	62
Inventory	4,103	560
Other	2,625	3,434
Net deferred tax assets/(liabilities)	5,860	(384)
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	5,860	2,293
Deferred tax liabilities	—	(2,677)
Deferred tax assets/(liabilities), net	5,860	(384)

Summary of Reconciliation of Net Deferred Tax

A reconciliation of net deferred tax is shown in the table below:

	2022	2021
Balance at January 1	(384)	(1,281)
Movement recognized in the consolidated statement of operations	6,353	888
Exchange differences	(109)	9
Balance at December 31	5,860	(384)

Summary of Deferred Tax Assets Not Been Recognized

Deferred tax assets have not been recognized in respect of the following items:

	2022	2021
Loss allowance for trade receivables	—	49
Accrued expenses	—	64
Tax losses carried forward	112,970	71,124
Net interest expense carried forward	2,061	2,262
Other	—	718
Total unrecognized deferred tax assets	115,031	74,217

Summary of Tax Loss Carryforwards	Tax loss carry-forwards as of December 31, 2022 were expected to expire as follows:

Expected expiry	Less than 5 years	Unlimited	Total
Tax loss carry-forwards	—	570,628	570,628